Personnel expenses (Details) € in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€) employee	Dec. 31, 2016 EUR (€) employee	Dec. 31, 2015 EUR (€) employee
Personnel expenses
Salaries and wages	€ 6,456	€ 6,275	€ 3,075
Share-based payment expenses	99	130	67
Pension and other post-employment benefit expenses, net	445	458	223
Other social expenses	845	951	373
Total personnel expenses	7,845	7,814	3,738
Equity-settled awards	97	119	43
Defined contribution plan costs	231	236	172
Defined benefit plan costs	€ 214	€ 222	€ 51
Average number of employees | employee	101,731	102,687	56,690